EQUITY - Stated share capital (Details) - ZAR (R) R / shares in Units, R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Issued share capital:
Total share capital	R 6,157.9	R 5,072.8	R 4,177.7
SA cents per share, prior year final dividend	R 0.2		R 0.05
Final dividend	R 137.5	0.0	R 21.1
Total dividends	R 565.1	0.0	R 42.2
First [member]
Issued share capital:
Interim dividend SA cents per share	R 0.25		R 0.05
Interim dividend	R 213.8	0.0	R 21.1
Second [member]
Issued share capital:
Interim dividend SA cents per share	R 0.25
Interim dividend	R 213.8	R 0.0	R 0.0
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Authorised share capital, number of shares	1,500,000,000	1,500,000,000	1,500,000,000
Value per share	R 0	R 0	R 0
Issued share capital:
Number of issued share capital	864,588,711	696,429,767	431,429,767
Total share capital	R 6,208.4	R 5,123.3	R 4,227.9
Preference shares [member]
Disclosure of classes of share capital [line items]
Authorised share capital, number of shares	5,000,000	5,000,000	5,000,000
Value per share	R 0.1	R 0.1	R 0.1
Authorised share capital value	R 0.5	R 0.5	R 0.5
Issued share capital:
Number of issued share capital	5,000,000	5,000,000	5,000,000
Total share capital	R 0.5	R 0.5	R 0.5
Treasury shares [member]
Issued share capital:
Number of issued share capital	9,474,920	9,474,920	9,361,071
Treasury Shares	R (51.0)	R (51.0)	R (50.7)